Subsequent events to the reporting date	12 Months Ended
Dec. 31, 2020
Subsequent events to the reporting date [Abstract]
Subsequent events to the reporting date
29	Subsequent events to the reporting date

(a)
On January 8, 2021, the sale of the ship “Olmeca” was formalized by Transportación Marítima Mexicana, S.A. de C.V., a subsidiary of Grupo TMM which was delivered in Singapore to the Athene Shipping Limited company, generating a profit. On December 2, 2020, the Company received an advance to guarantee the purchase for an amount of $63,700. This amount was used to settle the debt owed to ACT Maritime, LLC.

(b)
Management continues to monitor the development of the COVID-19 pandemic and its impact on the Company, and has not identified any significant event related to the pandemic or any other matter between the reporting date and the authorization date of the accompanying financial statements, which in its view requires any adjustment or disclosure.